Ropes & Gray LLP
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Timothy R. Collins
617-951-7946
617-235-0780 fax
Timothy.Collins@ropesgray.com
March 18, 2009
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
     Re: GMO Trust (the “Trust”) (File Nos. 002-98772 and 811-04347)
Ladies and Gentlemen:
On behalf of the Trust, and pursuant to the Securities Act of 1933 (the “Securities Act”), and Rule 497(j) thereunder, we hereby represent that the forms of the GMO U.S. Treasury Fund Prospectus and Statement of Additional Information (relating to one of the sixty series of the Trust) and the GMO Asset Allocation Bond Fund Prospectus and Statement of Additional Information (relating to one of the sixty series of the Trust), that would have been filed pursuant to the requirements of Rule 497(c) under the Securities Act, would not have differed from those contained in Post-Effective Amendment No. 133 to the Trust’s Registration Statement under the Securities Act and Post-Effective Amendment No. 167 to the Trust’s Registration Statement under the Investment Company Act of 1940 (“Post-Effective Amendment No. 133/167”), as filed electronically with the Commission on March 13, 2009. Post-Effective Amendment No. 133/167 became effective on March 16, 2009.
If you have any questions or need any clarification concerning the foregoing or this transmission, please contact the undersigned at (617) 951-7946.
Very truly yours,
/s/ Timothy R. Collins
Timothy R. Collins

cc:	J.B. Kittredge, Esq.
Jason Harrison, Esq.
Thomas R. Hiller, Esq.
Elizabeth J. Reza, Esq.